Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Equity

13. Equity

Sale of Securities

In August 2021, the Company commenced an offering of up to 2 million shares of the Company’s common stock at a price of $1 per share, and in June 2022 the Board authorized an increase of that offering to up to 5 million shares of the Company’s common stock at a price of $1 per share. The Company has sold 4,341,000 shares of its common stock through this offering.

During 2023, the Company raised $1,275,000, and during the three months ended March 31, 2024 raised $0 pursuant to the above.

Preferred Stock

The Company has 70,000,001 shares of Preferred Stock authorized with a par value of $.001.

Series A —The Company has 1,102 shares of Series A Preferred outstanding as of March 31, 2024 and December 31, 2023, respectively. The Series A Preferred has the following designations:

●	Convertible at option of holder with unanimous Board of Directors’ approval.

●	Convertible into 1.25 shares of common stock.

●	Voting: The holders of this series of Preferred are entitled to 1.25 votes per share, and all such holders will vote together as a single class except as otherwise required by applicable law

In connection with the December 28, 2020 merger with Optimus Healthcare Services, Inc., a Delaware corporation (“Optimus”), the Company issued 9,998,899 shares of its Series A convertible preferred stock. Simultaneously, the Company cancelled 9,998,889 shares previously held by its former CEO. In January 2022, all but 1,102 of the outstanding Series A Preferred shares were converted into 12,498,624 shares of common stock.

Series B — The Company has 8,105,724 shares of Series B Preferred outstanding as of March 31, 2024 and December 31, 2023. The Series B Preferred has the following designations:

●	Convertible at option of holder with unanimous Board of Directors’ approval.

●	Convertible such that one share of common stock shall be issuable for each twenty (20) shares of Series B Preferred Stock then outstanding.

●	Voting: The holders of this Series of Preferred are entitled to whole number of votes equal to the number of shares of common stock.

Stock Redemption

On May 5, 2023, the Company entered into an agreement with Marc Weiner where he agreed to return 250,000 shares of common stock in exchange for $136,827 to help offset the cost of a pharmacy initiative to allow it to move forward with its strategic plan.

2021 Omnibus Equity Incentive Plan

On May 25, 2021, our Board of Directors and a majority of our stockholders adopted the 2021 Omnibus Equity Incentive Plan (the “2021 Plan”). The 2021 Plan provides for the issuance of incentive stock options, non-statutory stock options, stock appreciation rights (“SARs”), restricted stock, restricted stock units (“RSUs”), and other stock-based awards up to 15,000,000 shares. Items described above in the Section called “Shares Available; Certain Limitations” are incorporated herein by reference.

Stock options

The Company selected the Black-Scholes-Merton (“BSM”) valuation technique to calculate the grant date fair values for the stock options because it believes that this technique is reflective of all the inputs that market participants would likely consider in transactions involving warrants. The inputs include the strike price, underlying price, term to expiration, volatility, and risk-free interest rate.

During the three months ended March 31, 2024, the Company granted 2,000,000 options with an exercise price of $0.52.

The weighted average range of inputs to the Black-Scholes Model for the grants issued during the three months ended March 31, 2024 is as follows:

Stock Price	$0.52
Exercise Price	$0.52
Dividend yield	0%
Expected volatility	254.49%
Risk-Free interest rate	3.97%
Expected life (in years)	5.25

Stock option activity for the three months ended March 31, 2024 is summarized as follows:

		Weighted	Weighted
		Average	Average
	Shares	Exercise Price	Remaining Term
Options outstanding January 1, 2024	9,882,500	$1.43	8.91 Years
Options granted	2,000,000	$0.52	10 Years
Options exercised	-	-	-
Options cancelled	(3,060,000)	$1.58	-
Options outstanding at March 31, 2024	8,822,500	$1.15	9.18 Years
Options exercisable at March 31, 2024	3,222,500	$1.16	8.49 Years

During the three months ended March 31, 2024, the Company incurred new stock-based compensation expense of $1,425,420, which was offset by a reversal of $2,542,205 due to previously recorded stock option compensation reversed for stock cancellation that did not yet vest. During the three months ended March 31, 2023, the Company recorded $1,211,188 in stock-based compensation expense. At March 31, 2024, there was $4,084,153 in unrecognized costs related to the stock options granted. As of March 31, 2024, the options outstanding and exercisable have no intrinsic value.

Restricted Stock Units

Restricted stock unit (“RSU”) activity is summarized as follows:

Shares
RSUs outstanding at December 31, 2023	65,000
RSUs granted	-
RSUs released	-
RSUs forfeited	(65,000)
RSUs outstanding at March 31, 2024	0

The RSUs vest 25% on each of the first four annual anniversaries subject to certain performance criteria. However, if the performance criteria is not met, the RSUs vest at the earlier of: (a) a Qualifying Transaction, or (b) the fifth (5th) anniversary of the Vesting Commencement Date.

During the three months ended March 31, 2024, the remaining 65,000 RSUs were forfeited resulting in an expense recovery for the three months ended March 31, 2024 in the amount of $15,282. During the three months ended March 31, 2023 the Company recorded $206,755 in expense related to the RSUs.

Warrants

Warrant activity is summarized as follows:

		Weighted	Weighted
		Average	Average
	Shares	Exercise Price	Remaining Term
Warrants outstanding January 1, 2024	1,705,000	$1.25	3.34 Years
Issued	-
Exercised	-		-
Expired	-		-
Warrants outstanding at March 31, 2024	1,705,000	$0.01	3.09 Years
Warrants exercisable at March 31, 2024	1,705,000	$0.01	3.09 Years

Effective March 8, 2024, the warrants exercise prices were amended to $.01 per warrant. See footnote 12.

16. Equity

Sale of Securities

In August 2021, the Company commenced an offering of up to 2 million shares of the Company’s common stock at a price of $1 per share, and in June 2022 the Board authorized an increase of that offering to up to 5 million shares of the Company’s common stock at a price of $1 per share. To date, the Company has sold 4,641,000 shares of its common stock through this offering.

During 2023, the Company raised $1,275,000, pursuant to the above.

Preferred Stock

The Company has 70,000,001 shares of Preferred Stock authorized with a par value of $.001.

Series A — The Company has 1,102 shares of Series A Preferred outstanding as of December 31, 2023 and December 31, 2022, respectively. The Series A Preferred has the following designations:

●	Convertible at option of holder with unanimous Board of Directors’ approval.

●	Convertible into 1.25 shares of common stock.

●	Voting: The holders of this series of Preferred are entitled to 1.25 votes per share, and all such holders will vote together as a single class except as otherwise required by applicable law

In connection with the December 28, 2020 merger with Optimus Healthcare Services, Inc., a Delaware corporation (“Optimus”), the Company issued 9,998,899 shares of its Series A convertible preferred stock. Simultaneously, the Company cancelled 9,998,889 shares previously held by its former CEO. In January 2022, all but 1,102 of the outstanding Series A Preferred shares were converted into 12,498,624 shares of common stock.

Series B — The Company has 8,105,724 shares of Series B Preferred outstanding as of December 31, 2023 and December 31, 2022. The Series B Preferred has the following designations:

●	Convertible at option of holder with unanimous Board of Directors’ approval.

●	Convertible such that one share of common stock shall be issuable for each twenty (20) shares of Series B Preferred Stock then outstanding.

●	Voting: The holders of this Series of Preferred are entitled to whole number of votes equal to the number of shares of common stock.

Stock Redemption

On May 5, 2023, the Company entered into an agreement with Marc Weiner where he agreed to return 250,000 shares of common stock in exchange for $136,827 to help offset the cost of a pharmacy initiative to allow it to move forward with its strategic plan.

2021 Omnibus Equity Incentive Plan

On May 25, 2021, our Board of Directors and a majority of our stockholders adopted the 2021 Omnibus Equity Incentive Plan (the “2021 Plan”). The 2021 Plan provides for the issuance of incentive stock options, non-statutory stock options, stock appreciation rights (“SARs”), restricted stock, restricted stock units (“RSUs”), and other stock-based awards. Items described above in the Section called “Shares Available; Certain Limitations” are incorporated herein by reference.

Stock options

The Company selected the Black-Scholes-Merton (“BSM”) valuation technique to calculate the grant date fair values for the stock options because it believes that this technique is reflective of all the inputs that market participants would likely consider in transactions involving options. The inputs include the strike price, underlying price, term to expiration, volatility, and risk-free interest rate.

The weighted average range of inputs to the Black-Scholes Model for the grants issued during the year ended December 31, 2023 is as follows:

Stock Price	$1.24
Exercise Price	$1.24
Dividend yield	0%
Expected volatility	244.71%
Risk-Free interest rate	4.25%
Expected life (in years)	6.00

Stock option activity for the period ended December 31, 2023 is summarized as follows:

			Weighted
		Weighted	Average
	Shares	Average Exercise Price	Remaining Term
Options outstanding January 1, 2022	5,297,500	$1.74	9.43 Years
Options granted	3,365,000	$1.72	10.0 Years
Options exercised	-	-	-
Options cancelled	(2,767,500)	$1.80	-
Options outstanding at December 31, 2022	5,895,000	$1.69	9.15 Years
Options granted	6,440,000	$1.24	10.0 Years
Options exercised	-	-	-
Options cancelled	(2,452,500)	$1.58	-
Options outstanding at December 31, 2023	9,882,500	$1.43	8.91 Years
Options exercisable at December 31, 2023	3,181,250	$1.24	8.34 Years

During the years ended December 31, 2023 and 2022, the Company recorded $4,466,890 and $3,315,895 in stock-based compensation expense, respectively. During the year ended December 31, 2023, the Company incurred new stock-based compensation expense of $5,358,833, which was offset by a reversal of $891,943 due to previously recorded stock compensation reversed for stock cancellation that did not yet vest. At December 31, 2023, there was $6,218,627 in unrecognized costs related to the stock options granted. As of December 31, 2023, the options outstanding and exercisable have no intrinsic value.

Restricted Stock Units

Restricted stock unit (“RSU”) activity is summarized as follows:

Shares
RSUs outstanding at December 31, 2021	-
RSUs granted	2,000,000
RSUs released	-
RSUs forfeited	-
RSUs outstanding at December 31, 2022	2,000,000
RSUs granted	65,000
RSUs released	-
RSUs forfeited	(2,000,000)
RSUs outstanding at December 31, 2023	65,000

The RSUs vest 25% on each of the first four annual anniversaries subject to certain performance criteria. However, if the performance criteria is not met, the RSUs vest at the earlier of: (a) a Qualifying Transaction, or (b) the fifth (5th) anniversary of the Vesting Commencement Date.

During the year ended December 31, 2023 and 2022, the Company recorded $15,282 and $0, respectively, in expense related to the RSUs, which was included as part of total stock-based compensation expense. Included in this amount was $404,393 in expense offset by $389,111 in recovery due to cancelled RSUs. As of December 31, 2023 there was no unrecognized expense.

Warrants

Warrant activity is summarized as follows:

			Weighted
		Weighted	Average
	Shares	Average Exercise Price	Remaining Term
Warrants outstanding January 1, 2022	165,000	$1.25	4.40 Years
Issued	1,540,000	$1.25	5 Years
Exercised	-		-
Expired	-		-
Warrants outstanding December 31, 2022	1,705,000	$1.25	4.34 Years
Issued	-
Exercised	-		-
Expired	-		-
Warrants outstanding at December 31, 2023	1,705,000	$1.25	3.34 Years
Warrants exercisable at December 31, 2023	1,705,000	$1.25	3.34 Years

Effective March 8, 2024, the warrants exercise prices were amended to $.01 per warrant. See Subsequent event footnote 19.